UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
iShares A.I. Innovation and Tech Active ETF
iShares Defense Industrials Active ETF
iShares Infrastructure Active ETF
iShares Large Cap Growth Active ETF
iShares Technology Opportunities Active ETF
iShares U.S. Select Equity Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2026
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares A.I. Innovation and Tech Active ETF
BAI | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares A.I. Innovation and Tech Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares A.I. Innovation and Tech Active ETF	$37	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,790,671,915
Number of Portfolio Holdings	44
Portfolio Turnover Rate	42%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	76.6%
Communication Services	12.1%
Industrials	6.3%
Consumer Discretionary	1.9%
Health Care	1.8%
Utilities	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.8%
Broadcom Inc.	8.4%
Microsoft Corp.	5.4%
Meta Platforms Inc., Class A	4.9%
Snowflake Inc.	4.5%
SoftBank Group Corp.	4.5%
Celestica Inc.	3.6%
Oracle Corp.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Advantest Corp.	2.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares A.I. Innovation and Tech Active ETF
Semi-Annual Shareholder Report — October 31, 2025
BAI-10/25-SAR

iShares Defense Industrials Active ETF
IDEF | NASDAQ
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Defense Industrials Active ETF (the “Fund”) for the period of May 19, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Defense Industrials Active ETF	$28(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$43,828,998
Number of Portfolio Holdings	113
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Aerospace & Defense	69.8%
Machinery	15.0%
Software	3.9%
Electronic Equipment, Instruments & Components	2.5%
Industrial Conglomerates	2.0%
Professional Services	1.9%
Oil, Gas & Consumable Fuels	1.7%
Metals & Mining	0.9%
Electric Utilities	0.9%
Commercial Services & Supplies	0.5%
Other*	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
RTX Corp.	5.6%
General Electric Co.	4.6%
Palantir Technologies Inc., Class A	3.8%
Lockheed Martin Corp.	3.7%
Mitsubishi Heavy Industries Ltd.	3.6%
Airbus SE	3.4%
Boeing Co. (The)	2.8%
General Dynamics Corp.	2.7%
Safran SA	2.7%
Northrop Grumman Corp.	2.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Defense Industrials Active ETF
Semi-Annual Shareholder Report — October 31, 2025
IDEF-10/25-SAR

iShares Infrastructure Active ETF
BILT | Cboe BZX Exchange
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Infrastructure Active ETF (the “Fund”) for the period of July 29, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Infrastructure Active ETF	$16(a)	0.60%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$19,565,160
Number of Portfolio Holdings	87
Portfolio Turnover Rate	58%
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	32.6%
Multi-Utilities	16.7%
Transportation Infrastructure	14.6%
Oil, Gas & Consumable Fuels	13.2%
Ground Transportation	12.2%
Specialized REITs	4.6%
Water Utilities	2.7%
Gas Utilities	1.8%
Construction & Engineering	0.7%
Independent Power and Renewable Electricity Producers	0.5%
Capital Markets	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Transurban Group	5.5%
Aena SME SA	5.2%
NextEra Energy Inc.	4.6%
Crown Castle Inc.	4.1%
Union Pacific Corp.	3.8%
Williams Companies Inc. (The)	3.7%
American Electric Power Co. Inc.	3.7%
TC Energy Corp.	3.6%
National Grid PLC	3.3%
Entergy Corp.	3.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Infrastructure Active ETF
Semi-Annual Shareholder Report — October 31, 2025
BILT-10/25-SAR

iShares Large Cap Growth Active ETF
BGRO | NASDAQ
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Large Cap Growth Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Growth Active ETF	$32	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$8,920,031
Number of Portfolio Holdings	39
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	54.6%
Consumer Discretionary	15.2%
Communication Services	10.7%
Financials	7.7%
Health Care	6.0%
Industrials	4.5%
Real Estate	0.9%
Materials	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	14.4%
Microsoft Corp.	9.7%
Amazon.com Inc.	8.8%
Broadcom Inc.	7.2%
Apple Inc.	6.6%
Meta Platforms Inc., Class A	4.9%
Visa Inc., Class A	3.7%
Tesla Inc.	3.5%
Netflix Inc.	2.8%
Eli Lilly & Co.	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Growth Active ETF
Semi-Annual Shareholder Report — October 31, 2025
BGRO-10/25-SAR

iShares Technology Opportunities Active ETF
TEK | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares Technology Opportunities Active ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Technology Opportunities Active ETF	$46	0.75%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$34,365,607
Number of Portfolio Holdings	56
Portfolio Turnover Rate	33%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	76.2%
Communication Services	14.5%
Consumer Discretionary	5.1%
Industrials	2.3%
Financials	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	15.7%
Broadcom Inc.	9.0%
Microsoft Corp.	7.7%
Apple Inc.	5.7%
Meta Platforms Inc., Class A	4.1%
Oracle Corp.	3.7%
Snowflake Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Advantest Corp.	2.9%
SoftBank Group Corp.	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Technology Opportunities Active ETF
Semi-Annual Shareholder Report — October 31, 2025
TEK-10/25-SAR

iShares U.S. Select Equity Active ETF
BELT | NASDAQ
Semi-Annual Shareholder Report — October 31, 2025

This semi-annual shareholder report contains important information about iShares U.S. Select Equity Active ETF (the “Fund”) (formerly known as iShares Long-Term U.S. Equity Active ETF) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Select Equity Active ETF	$42	0.75%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$8,456,695
Number of Portfolio Holdings	20
Portfolio Turnover Rate	52%
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	28.3%
Information Technology	24.4%
Financials	20.2%
Communication Services	10.0%
Consumer Discretionary	8.8%
Health Care	8.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Howmet Aerospace Inc.	10.8%
Microsoft Corp.	10.7%
Amazon.com Inc.	8.8%
Vertiv Holdings Co., Class A	7.5%
Alphabet Inc., Class C	5.2%
Trane Technologies PLC	5.1%
Airbus SE, ADR	4.9%
Intuitive Surgical Inc.	4.9%
Meta Platforms Inc., Class A	4.8%
SPDR S&P 500 ETF Trust	4.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Select Equity Active ETF
Semi-Annual Shareholder Report — October 31, 2025
BELT-10/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust
• iShares A.I. Innovation and Tech Active ETF | BAI | NYSE Arca
• iShares Defense Industrials Active ETF | IDEF | NASDAQ
• iShares Infrastructure Active ETF | BILT | Cboe BZX Exchange
• iShares Large Cap Growth Active ETF | BGRO | NASDAQ
• iShares U.S. Select Equity Active ETF | BELT | NASDAQ
• iShares Technology Opportunities Active ETF | TEK | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds' investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
October 31, 2025
iShares A.I. Innovation and Tech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
BWX Technologies Inc.	646,105	$138,014,489
Kratos Defense & Security Solutions Inc.(a)(b)	962,880	87,236,928
		225,251,417
Automobiles — 1.9%
Tesla Inc.(a)	321,329	146,705,968
Communications Equipment — 3.0%
Arista Networks Inc.(a)(b)	1,188,854	187,470,387
Ciena Corp.(a)(b)	239,715	45,526,673
		232,997,060
Electrical Equipment — 3.4%
Doosan Enerbility Co. Ltd.(a)	1,694,060	104,847,115
Siemens Energy AG(a)	951,118	118,495,323
Vertiv Holdings Co., Class A	199,024	38,383,769
		261,726,207
Electronic Equipment, Instruments & Components — 7.9%
Celestica Inc.(a)	810,508	279,203,796
Fabrinet(a)(b)	499,720	220,161,640
Flex Ltd.(a)	1,156,476	72,302,879
IsuPetasys Co. Ltd.	568,690	45,105,336
		616,773,651
Health Care Technology — 0.8%
Pro Medicus Ltd.	359,696	61,761,561
Independent Power and Renewable Electricity Producers — 1.3%
Talen Energy Corp.(a)	255,443	102,121,003
Interactive Media & Services — 7.6%
Alphabet Inc., Class A	749,291	210,693,136
Meta Platforms Inc., Class A	582,912	377,930,995
		588,624,131
IT Services — 8.4%
Cloudflare Inc., Class A(a)	856,861	217,042,891
Shopify Inc., Class A(a)(b)	484,064	84,159,367
Snowflake Inc.(a)	1,277,328	351,111,921
		652,314,179
Life Sciences Tools & Services — 1.0%
Tempus AI Inc.(a)(b)	911,935	81,937,360
Semiconductors & Semiconductor Equipment — 38.4%
Advanced Micro Devices Inc.(a)	781,964	200,276,620
Advantest Corp.	1,522,200	227,943,049
Alchip Technologies Ltd.	1,030,000	116,038,690
Astera Labs Inc.(a)(b)	454,191	84,788,376
Broadcom Inc.	1,761,124	650,964,264
Credo Technology Group Holding Ltd.(a)	1,136,529	213,235,571
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(a)	967,724	$38,699,283
Lam Research Corp.	993,311	156,406,750
Monolithic Power Systems Inc.	136,165	136,845,825
Nvidia Corp.	3,766,841	762,747,634
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	811,989	243,945,855
Tower Semiconductor Ltd.(a)(b)	1,875,396	159,727,477
		2,991,619,394
Software — 16.5%
AppLovin Corp., Class A(a)	278,138	177,265,692
Cadence Design Systems Inc.(a)(b)	248,897	84,298,925
Figma Inc., NVS(a)(b)	369,653	18,423,505
Microsoft Corp.	806,130	417,422,175
Oracle Corp.	1,062,549	279,035,993
Palantir Technologies Inc., Class A(a)	724,246	145,189,596
Palo Alto Networks Inc.(a)	379,933	83,676,444
Rubrik Inc., Class A(a)(b)	1,121,612	84,423,735
		1,289,736,065
Technology Hardware, Storage & Peripherals — 2.3%
Pure Storage Inc., Class A(a)(b)	1,808,633	178,512,077
Wireless Telecommunication Services — 4.5%
SoftBank Group Corp.	1,989,600	349,112,165
Total Long-Term Investments — 99.9% (Cost: $6,448,744,839)		7,779,192,238
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	111,120,248	111,175,808
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	17,140,000	17,140,000
Total Short-Term Securities — 1.6% (Cost: $128,311,871)		128,315,808
Total Investments — 101.5% (Cost: $6,577,056,710)		7,907,508,046
Liabilities in Excess of Other Assets — (1.5)%		(116,836,131)
Net Assets — 100.0%		$7,790,671,915

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares A.I. Innovation and Tech Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,138,943	$107,021,502 (a)	$—	$11,564	$3,799	$111,175,808	111,120,248	$318,326 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,720,000	15,420,000 (a)	—	—	—	17,140,000	17,140,000	420,769	—
				$11,564	$3,799	$128,315,808		$739,095	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,755,888,999	$1,023,303,239	$—	$7,779,192,238
Short-Term Securities
Money Market Funds	128,315,808	—	—	128,315,808
	$6,884,204,807	$1,023,303,239	$—	$7,907,508,046
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
October 31, 2025
iShares Defense Industrials Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 69.5%
AAR Corp.(a)	1,164	$98,020
Aerospace Industrial Development Corp.	77,667	133,103
AeroVironment Inc.(a)	1,582	585,198
Airbus SE	6,001	1,479,673
Archer Aviation Inc., Class A(a)	16,300	182,886
Austal Ltd.(a)	40,374	179,024
Axon Enterprise Inc.(a)	900	659,007
Babcock International Group PLC	5,501	87,846
BAE Systems PLC	27,973	689,072
Bet Shemesh Engines Holdings 1997 Ltd.(a)	450	92,789
Boeing Co. (The)(a)	6,121	1,230,443
Bombardier Inc., Class B(a)	1,355	189,326
BWX Technologies Inc.	2,734	584,010
CAE Inc.(a)	8,973	251,939
Carpenter Technology Corp.	674	212,917
Chemring Group PLC	17,871	134,716
Curtiss-Wright Corp.	771	459,308
Dassault Aviation SA	1,108	357,048
DroneShield Ltd.(a)	79,768	199,200
Ducommun Inc.(a)	1,442	132,303
Elbit Systems Ltd.(b)	773	368,528
General Dynamics Corp.	3,407	1,175,074
General Electric Co.	6,460	1,995,817
Hanwha Aerospace Co. Ltd.	750	514,443
Hanwha Systems Co. Ltd.	5,677	238,675
HEICO Corp.	1,201	381,642
Hensoldt AG	2,454	261,591
Hexcel Corp.	3,612	257,897
Howmet Aerospace Inc.	4,678	963,434
Huntington Ingalls Industries Inc.	1,362	438,591
Karman Holdings Inc.(a)	4,734	398,792
Kongsberg Gruppen ASA	11,944	304,492
Korea Aerospace Industries Ltd.	3,560	257,929
Kratos Defense & Security Solutions Inc.(a)	4,034	365,480
L3Harris Technologies Inc.	2,440	705,404
Leonardo DRS Inc.	6,454	235,958
Leonardo SpA	7,379	434,141
LIG Nex1 Co. Ltd.	691	251,714
Lockheed Martin Corp.	3,286	1,616,318
Melrose Industries PLC	29,692	244,604
Mercury Systems Inc.(a)	2,762	213,806
Moog Inc., Class A	1,207	247,254
MTU Aero Engines AG	797	348,309
National Presto Industries Inc.	950	101,621
Northrop Grumman Corp.	1,820	1,061,879
QinetiQ Group PLC	20,493	129,407
Redwire Corp.(a)(b)	14,326	112,746
Rheinmetall AG	392	770,587
Rocket Lab Corp.(a)	8,959	564,238
Rolls-Royce Holdings PLC	67,753	1,042,637
RTX Corp.	13,642	2,435,097
Saab AB, Class B	6,929	381,278
Safran SA	3,267	1,160,825
Senior PLC	36,265	90,804
Singapore Technologies Engineering Ltd.	54,200	353,116
SNT Dynamics Co. Ltd.	1,560	58,879
Spirit AeroSystems Holdings Inc., Class A(a)	5,460	200,327
Textron Inc.	4,295	347,079
Thales SA	2,060	587,415
TransDigm Group Inc.	316	413,489
Security	Shares	Value
Aerospace & Defense (continued)
V2X Inc.(a)	1,252	$71,477
VSE Corp.	314	56,734
Woodward Inc.	1,405	368,265
		30,465,621
Chemicals — 0.1%
Solstice Advanced Materials Inc.(a)(b)	1,105	49,802
Commercial Services & Supplies — 0.4%
Serco Group PLC	20,248	67,510
Tetra Tech Inc.	3,961	126,673
		194,183
Communications Equipment — 0.4%
Viasat Inc.(a)(b)	3,811	151,754
Construction & Engineering — 0.1%
Tutor Perini Corp.(a)	842	56,717
Electric Utilities — 0.9%
Oklo Inc., Class A(a)	3,017	400,567
Electronic Equipment, Instruments & Components — 2.5%
Codan Ltd.	5,241	124,112
Keysight Technologies Inc.(a)	1,538	281,392
Kitron ASA	7,832	58,227
Next Vision Stabilized Systems Ltd.	2,301	101,023
Nippon Avionics Co. Ltd.	1,500	52,863
OSI Systems Inc.(a)	417	116,118
Red Cat Holdings Inc.(a)(b)	7,666	86,242
Teledyne Technologies Inc.(a)	396	208,621
Unusual Machines Inc.(a)(b)	3,542	53,024
		1,081,622
Energy Equipment & Services — 0.3%
Oceaneering International Inc.(a)	4,637	107,996
Industrial Conglomerates — 2.0%
Honeywell International Inc.	4,425	890,885
Machinery — 14.9%
Crane Co.	1,563	296,970
CSBC Corp. Taiwan(a)	190,000	120,541
Fincantieri SpA(a)	11,453	294,666
Hanjin Heavy Industries & Construction Co. Ltd.(a)	4,141	81,672
Hanwha Ocean Co. Ltd.(a)	3,519	339,859
HD Hyundai Heavy Industries Co. Ltd.	856	360,484
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	902	299,807
Hyundai Rotem Co. Ltd.	2,440	394,750
IHI Corp.	33,600	695,657
ITT Inc.	936	173,226
Kawasaki Heavy Industries Ltd.	6,600	528,506
Lungteh Shipbuilding Co. Ltd.	23,000	89,571
Mitsubishi Heavy Industries Ltd.	52,300	1,578,920
Oshkosh Corp.	1,968	242,635
RBC Bearings Inc.(a)	792	339,396
RENK Group AG	2,794	212,725
Samsung Heavy Industries Co. Ltd.(a)	13,928	288,873
Sumitomo Heavy Industries Ltd.	6,800	181,809
		6,520,067
Metals & Mining — 0.9%
Materion Corp.	771	88,380
MP Materials Corp.(a)(b)	2,389	150,722
Poongsan Corp.	975	74,986
USA Rare Earth Inc.(a)	4,905	95,402
		409,490
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Defense Industrials Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.7%
Cameco Corp.	4,668	$477,116
Centrus Energy Corp., Class A(a)(b)	747	274,493
		751,609
Professional Services — 1.9%
BlackSky Technology Inc., Class A(a)(b)	2,849	60,171
Leidos Holdings Inc.	1,168	222,469
Parsons Corp.(a)	3,082	256,237
Planet Labs PBC(a)(b)	22,439	301,805
		840,682
Software — 3.9%
CyberArk Software Ltd.(a)	53	27,602
Palantir Technologies Inc., Class A(a)	8,224	1,648,665
Zscaler Inc.(a)	113	37,419
		1,713,686
Total Long-Term Investments — 99.5% (Cost: $37,185,647)		43,634,681
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)	1,413,083	1,413,789
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	160,000	$160,000
Total Short-Term Securities — 3.6% (Cost: $1,573,756)		1,573,789
Total Investments — 103.1% (Cost: $38,759,403)		45,208,470
Liabilities in Excess of Other Assets — (3.1)%		(1,379,472)
Net Assets — 100.0%		$43,828,998

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/19/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,413,775 (b)	$—	$(19)	$33	$1,413,789	1,413,083	$3,165 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	160,000 (b)	—	—	—	160,000	160,000	2,299	—
				$(19)	$33	$1,573,789		$5,464	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$29,019,144	$14,615,537	$—	$43,634,681

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Defense Industrials Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,573,789	$—	$—	$1,573,789
	$30,592,933	$14,615,537	$—	$45,208,470
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
October 31, 2025
iShares Infrastructure Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Capital Markets — 0.4%
DigitalBridge Group Inc.	6,696	$79,214
Construction & Engineering — 0.7%
Vinci SA	1,034	138,262
Electric Utilities — 32.5%
Alliant Energy Corp.	5,363	358,356
American Electric Power Co. Inc.	5,987	719,997
Chubu Electric Power Co. Inc.	7,600	105,684
Duke Energy Corp.	3,191	396,641
Elia Group SA, Class B	1,973	237,802
Emera Inc.	5,065	240,800
Entergy Corp.	6,540	628,429
Evergy Inc.	4,067	312,386
FirstEnergy Corp.	9,916	454,450
Kansai Electric Power Co. Inc. (The)	9,800	152,882
Korea Electric Power Corp.	4,422	132,368
Kyushu Electric Power Co. Inc.	10,200	100,106
NextEra Energy Inc.	10,996	895,074
PG&E Corp.	24,098	384,604
Pinnacle West Capital Corp.	1,854	164,116
Power Assets Holdings Ltd.	20,000	127,055
Southern Co. (The)	4,010	377,100
Xcel Energy Inc.	6,955	564,537
		6,352,387
Gas Utilities — 1.7%
Italgas SpA	15,380	161,381
Tokyo Gas Co. Ltd.	5,100	178,980
		340,361
Ground Transportation — 12.1%
Aurizon Holdings Ltd.	45,786	102,721
Canadian National Railway Co.	4,010	384,517
Canadian Pacific Kansas City Ltd.	3,419	246,037
CSX Corp.	11,402	410,700
East Japan Railway Co.	4,000	97,700
Firstgroup PLC	5,654	15,598
Norfolk Southern Corp.	965	273,462
Union Pacific Corp.	3,397	748,597
West Japan Railway Co.	4,700	96,595
		2,375,927
Independent Power and Renewable Electricity Producers — 0.5%
Northland Power Inc.	5,816	106,281
Multi-Utilities — 16.7%
CenterPoint Energy Inc.	10,101	386,262
Centrica PLC	74,033	174,481
CMS Energy Corp.	6,369	468,440
Dominion Energy Inc.	7,606	446,396
National Grid PLC	42,880	642,947
NiSource Inc.	8,946	376,716
Public Service Enterprise Group Inc.	2,105	169,579
Security	Shares	Value
Multi-Utilities (continued)
Sempra	5,396	$496,108
Veolia Environnement SA	2,894	95,639
		3,256,568
Oil, Gas & Consumable Fuels — 13.1%
Cheniere Energy Inc.	1,285	272,420
Enbridge Inc.	5,357	249,793
Koninklijke Vopak NV	3,277	148,504
Targa Resources Corp.	3,031	466,895
TC Energy Corp.	14,012	703,123
Williams Companies Inc. (The)	12,533	725,285
		2,566,020
Specialized REITs — 4.6%
Crown Castle Inc.	8,840	797,545
Equinix Inc.	121	102,367
		899,912
Transportation Infrastructure — 14.6%
Aena SME SA(a)	37,154	1,009,146
Aeroports de Paris SA	1,344	184,371
Auckland International Airport Ltd.	49,352	229,694
Flughafen Zurich AG, Registered	494	145,921
Fraport AG Frankfurt Airport Services Worldwide(b)	2,489	213,344
Transurban Group	112,439	1,063,863
		2,846,339
Water Utilities — 2.7%
Essential Utilities Inc.	5,551	216,656
Guangdong Investment Ltd.	198,000	188,096
Severn Trent PLC	3,160	115,514
		520,266
Total Long-Term Investments — 99.6% (Cost: $19,113,077)		19,481,537
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	70,000	70,000
Total Short-Term Securities — 0.3% (Cost: $70,000)		70,000
Total Investments — 99.9% (Cost: $19,183,077)		19,551,537
Other Assets Less Liabilities — 0.1%		13,623
Net Assets — 100.0%		$19,565,160

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Infrastructure Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/29/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$70,000 (b)	$—	$—	$—	$70,000	70,000	$959	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	291,000	USD	188,699	HSBC Bank PLC	01/15/26	$1,834
CAD	33,000	USD	23,600	HSBC Bank PLC	01/15/26	17
HKD	208,000	USD	26,776	Goldman Sachs & Co.	01/15/26	16
USD	23,685	CAD	33,000	HSBC Bank PLC	01/15/26	69
USD	77,370	EUR	66,000	BNP Paribas SA	01/15/26	988
USD	315,224	EUR	270,000	HSBC Bank PLC	01/15/26	2,749
USD	59,413	EUR	51,000	JPMorgan Chase Bank N.A.	01/15/26	390
USD	2,643	GBP	2,000	BNP Paribas SA	01/15/26	15
USD	5,266	GBP	4,000	HSBC Bank PLC	01/15/26	11
USD	105,379	GBP	79,000	JPMorgan Chase Bank N.A.	01/15/26	1,595
USD	2,190	HKD	17,000	HSBC Bank PLC	01/15/26	—
USD	51,468	JPY	7,748,000	BNP Paribas SA	01/15/26	829
USD	38,948	KRW	55,222,000	HSBC Bank PLC	01/15/26	185
USD	170,302	NZD	296,000	BNP Paribas SA	01/15/26	394
						9,092
CAD	263,000	USD	188,636	HSBC Bank PLC	01/15/26	$(423)
CHF	116,000	USD	146,314	HSBC Bank PLC	01/15/26	(947)
EUR	58,000	USD	67,436	BNP Paribas SA	01/15/26	(312)
EUR	83,000	USD	97,034	HSBC Bank PLC	01/15/26	(977)
HKD	51,000	USD	6,570	HSBC Bank PLC	01/15/26	(1)
JPY	10,599,000	USD	70,545	HSBC Bank PLC	01/15/26	(1,272)
NZD	620,000	USD	356,650	HSBC Bank PLC	01/15/26	(761)
SGD	7,000	USD	5,431	Bank of America N.A.	01/15/26	(24)
USD	33,903	AUD	52,000	BNP Paribas SA	01/15/26	(144)
USD	44,957	AUD	69,000	HSBC Bank PLC	01/15/26	(221)
USD	52,615	AUD	81,000	JPMorgan Chase Bank N.A.	01/15/26	(420)
USD	76,828	HKD	597,000	HSBC Bank PLC	01/15/26	(71)
USD	38,472	KRW	54,903,000	HSBC Bank PLC	01/15/26	(67)
USD	12,046	NZD	21,000	BNP Paribas SA	01/15/26	(9)
						(5,649)
						$3,443
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Infrastructure Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$9,092	$—	$—	$9,092
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$5,649	$—	$—	$5,649
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(17,003)	$—	$—	$(17,003)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$3,443	$—	$—	$3,443
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts sold — in USD	$740,344
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$9,092	$5,649
Total derivative assets and liabilities in the Statement of Assets and Liabilities	9,092	5,649
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$9,092	$5,649
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas SA	$2,226	$(465)	$—	$—	$1,761
Goldman Sachs & Co.	16	—	—	—	16
HSBC Bank PLC	4,865	(4,740)	—	—	125
JPMorgan Chase Bank N.A.	1,985	(420)	—	—	1,565
	$9,092	$(5,625)	$—	$—	$3,467

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Infrastructure Active ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$24	$—	$—	$—	$24
BNP Paribas SA	465	(465)	—	—	—
HSBC Bank PLC	4,740	(4,740)	—	—	—
JPMorgan Chase Bank N.A.	420	(420)	—	—	—
	$5,649	$(5,625)	$—	$—	$24

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,638,481	$5,843,056	$—	$19,481,537
Short-Term Securities
Money Market Funds	70,000	—	—	70,000
	$13,708,481	$5,843,056	$—	$19,551,537
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$9,092	$—	$9,092
Liabilities
Foreign Currency Exchange Contracts	—	(5,649)	—	(5,649)
	$—	$3,443	$—	$3,443

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
October 31, 2025
iShares Large Cap Growth Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
Axon Enterprise Inc.(a)	205	$150,107
Howmet Aerospace Inc.	525	108,124
TransDigm Group Inc.	36	47,106
		305,337
Automobiles — 5.1%
Ferrari NV	349	140,979
Tesla Inc.(a)	681	310,917
		451,896
Broadline Retail — 8.7%
Amazon.com Inc.(a)	3,195	780,283
Capital Markets — 2.7%
KKR & Co. Inc.	1,735	205,303
S&P Global Inc.	73	35,566
		240,869
Chemicals — 0.4%
Sherwin-Williams Co. (The)	94	32,424
Communications Equipment — 0.9%
Arista Networks Inc.(a)	532	83,891
Electrical Equipment — 1.1%
Vertiv Holdings Co., Class A	494	95,273
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	846	117,881
Corning Inc.	672	59,862
		177,743
Entertainment — 4.6%
Netflix Inc.(a)	226	252,862
Spotify Technology SA(a)	243	159,243
		412,105
Financial Services — 5.0%
Adyen NV(a)(b)	67	114,803
Visa Inc., Class A	977	332,903
		447,706
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp.(a)	974	98,101
Intuitive Surgical Inc.(a)	238	127,159
		225,260
Interactive Media & Services — 6.1%
Alphabet Inc., Class A	379	106,571
Meta Platforms Inc., Class A	673	436,340
		542,911
Security	Shares	Value
IT Services — 1.6%
Shopify Inc., Class A(a)	375	$65,198
Snowflake Inc.(a)	280	76,966
		142,164
Life Sciences Tools & Services — 0.7%
Danaher Corp.	298	64,183
Pharmaceuticals — 2.8%
Eli Lilly & Co.	289	249,367
Real Estate Management & Development — 0.9%
CoStar Group Inc.(a)	1,186	81,609
Semiconductors & Semiconductor Equipment — 25.0%
ASM International NV	106	68,778
ASML Holding NV, ADR(c)	50	52,961
Broadcom Inc.	1,731	639,830
Nvidia Corp.	6,358	1,287,431
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	598	179,657
		2,228,657
Software — 18.4%
AppLovin Corp., Class A(a)	292	186,100
Cadence Design Systems Inc.(a)	539	182,554
Fair Isaac Corp.(a)	2	3,319
Intuit Inc.	360	240,318
Microsoft Corp.	1,668	863,707
Oracle Corp.	632	165,970
		1,641,968
Specialty Retail — 1.4%
Carvana Co., Class A(a)	398	122,003
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	2,179	589,136
Total Investments — 99.9% (Cost: $6,747,102)		8,914,785
Other Assets Less Liabilities — 0.1%		5,246
Net Assets — 100.0%		$8,920,031

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Large Cap Growth Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$229,104	$—	$(229,118)(b)	$18	$(4)	$—	—	$118 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	40,000	—	(40,000)(b)	—	—	—	—	316	—
				$18	$(4)	$—		$434	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,731,204	$183,581	$—	$8,914,785
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
October 31, 2025
iShares U.S. Select Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 15.7%
Airbus SE, ADR, NVS	6,752	$414,573
Howmet Aerospace Inc.	4,422	910,711
		1,325,284
Broadline Retail — 8.8%
Amazon.com Inc.(a)	3,041	742,673
Building Products — 5.1%
Trane Technologies PLC	967	433,844
Capital Markets — 2.7%
S&P Global Inc.	472	229,963
Electrical Equipment — 7.4%
Vertiv Holdings Co., Class A	3,257	628,145
Financial Services — 9.2%
Adyen NV, ADR, NVS(a)	21,688	372,383
Mastercard Inc., Class A	728	401,849
		774,232
Health Care Equipment & Supplies — 8.3%
Intuitive Surgical Inc.(a)	769	410,861
Masimo Corp.(a)(b)	2,040	286,926
		697,787
Insurance — 3.5%
Progressive Corp. (The)	1,427	293,962
Interactive Media & Services — 9.9%
Alphabet Inc., Class C, NVS	1,554	437,948
Meta Platforms Inc., Class A	622	403,274
		841,222
Semiconductors & Semiconductor Equipment — 8.9%
ASML Holding NV, ADR(c)	359	380,264
Broadcom Inc.	1,016	375,544
		755,808
Software — 15.4%
Cadence Design Systems Inc.(a)	1,180	399,654
Microsoft Corp.	1,748	905,132
		1,304,786
Total Common Stocks — 94.9% (Cost: $6,705,489)		8,027,706
Security	Shares	Value
Investment Companies
Exchange Traded Funds — 4.8%
SPDR S&P 500 ETF Trust	590	$402,416
Total Investment Companies — 4.8% (Cost: $403,143)		402,416
Total Long-Term Investments — 99.7% (Cost: $7,108,632)		8,430,122
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	288,856	289,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	20,000	20,000
Total Short-Term Securities — 3.6% (Cost: $309,000)		309,000
Total Investments — 103.3% (Cost: $7,417,632)		8,739,122
Liabilities in Excess of Other Assets — (3.3)%		(282,427)
Net Assets — 100.0%		$8,456,695

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$288,963 (a)	$—	$37	$—	$289,000	288,856	$144 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—	(20,000)(a)	—	—	20,000	20,000	367	—
				$37	$—	$309,000		$511	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares U.S. Select Equity Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,027,706	$—	$—	$8,027,706
Investment Companies	402,416	—	—	402,416
Short-Term Securities
Money Market Funds	309,000	—	—	309,000
	$8,739,122	$—	$—	$8,739,122
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
October 31, 2025
iShares Technology Opportunities Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
AeroVironment Inc.(a)	382	$141,306
Kratos Defense & Security Solutions Inc.(a)	1,626	147,315
		288,621
Automobiles — 1.3%
Tesla Inc.(a)	1,002	457,473
Broadline Retail — 2.7%
Amazon.com Inc.(a)	2,076	507,001
MercadoLibre Inc.(a)	179	416,579
		923,580
Capital Markets — 1.6%
CME Group Inc.	869	230,711
Futu Holdings Ltd., ADR	1,040	207,002
Robinhood Markets Inc., Class A(a)	861	126,377
		564,090
Communications Equipment — 1.6%
Arista Networks Inc.(a)	3,472	547,500
Diversified Consumer Services — 0.3%
Stubhub Holdings Inc., Class A(a)(b)	5,678	108,734
Electrical Equipment — 1.4%
Siemens Energy AG(a)	2,483	309,345
Vertiv Holdings Co., Class A	917	176,853
		486,198
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	2,106	293,450
Flex Ltd.(a)	6,001	375,182
		668,632
Entertainment — 3.8%
Netflix Inc.(a)	186	208,108
Nintendo Co. Ltd.	2,600	221,754
Spotify Technology SA(a)	773	506,562
Take-Two Interactive Software Inc.(a)	1,467	376,095
		1,312,519
Financial Services — 0.3%
Klarna Group PLC(a)(b)	2,514	94,451
Hotels, Restaurants & Leisure — 0.7%
DoorDash Inc., Class A(a)	891	226,644
Interactive Media & Services — 7.7%
Alphabet Inc., Class A	3,251	914,149
Kuaishou Technology(c)	16,400	152,263
Meta Platforms Inc., Class A	2,160	1,400,436
Tencent Holdings Ltd.	2,400	194,946
		2,661,794
IT Services — 4.8%
Shopify Inc., Class A(a)	2,733	475,159
Snowflake Inc.(a)	4,241	1,165,766
		1,640,925
Semiconductors & Semiconductor Equipment — 37.6%
Advanced Micro Devices Inc.(a)	2,646	677,694
Advantest Corp.	6,500	973,348
Astera Labs Inc.(a)	604	112,755
Broadcom Inc.	8,250	3,049,447
Intel Corp.(a)	8,274	330,877
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	4,858	$764,941
Monolithic Power Systems Inc.	613	616,065
Nvidia Corp.	26,323	5,330,144
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,531	1,060,818
		12,916,089
Software — 23.1%
AppLovin Corp., Class A(a)(b)	1,034	658,999
Autodesk Inc.(a)	766	230,826
Cadence Design Systems Inc.(a)	1,475	499,568
Crowdstrike Holdings Inc., Class A(a)	936	508,257
Figma Inc., NVS(a)(b)	1,382	68,879
Guidewire Software Inc.(a)	1,089	254,434
Intuit Inc.	307	204,938
Microsoft Corp.	5,075	2,627,886
Oracle Corp.	4,838	1,270,507
Palantir Technologies Inc., Class A(a)	759	152,157
Palo Alto Networks Inc.(a)	2,076	457,218
Rubrik Inc., Class A(a)	2,574	193,745
Samsara Inc., Class A(a)	4,837	194,302
SAP SE	848	220,541
ServiceNow Inc.(a)	216	198,565
Xero Ltd.(a)	1,936	183,156
		7,923,978
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	7,119	1,924,764
Samsung Electronics Co. Ltd.	4,384	330,011
		2,254,775
Wireless Telecommunication Services — 2.8%
SoftBank Group Corp.	5,500	965,077
Total Long-Term Investments — 99.0% (Cost: $26,220,556)		34,041,080
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	902,604	903,055
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	360,000	360,000
Total Short-Term Securities — 3.7% (Cost: $1,263,051)		1,263,055
Total Investments — 102.7% (Cost: $27,483,607)		35,304,135
Liabilities in Excess of Other Assets — (2.7)%		(938,528)
Net Assets — 100.0%		$34,365,607

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Technology Opportunities Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,557	$885,433 (a)	$—	$63	$2	$903,055	902,604	$3,293 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	—	(230,000)(a)	—	—	360,000	360,000	9,600	—
				$63	$2	$1,263,055		$12,893	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$30,490,639	$3,550,441	$—	$34,041,080
Short-Term Securities
Money Market Funds	1,263,055	—	—	1,263,055
	$31,753,694	$3,550,441	$—	$35,304,135
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
October 31, 2025

	iShares A.I. Innovation and Tech Active ETF	iShares Defense Industrials Active ETF	iShares Infrastructure Active ETF	iShares Large Cap Growth Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$7,779,192,238	$43,634,681	$19,481,537	$8,914,785
Investments, at value—affiliated(c)	128,315,808	1,573,789	70,000	—
Cash	—	271	6,602	9,375
Foreign currency, at value(d)	760,720	12,083	10,096	—
Receivables:
Investments sold	625	—	100,059	55,071
Securities lending income—affiliated	175,220	1,010	—	1
Capital shares sold	1,169,524	106,249	105	—
Dividends—unaffiliated	548,195	18,257	19,191	79
Dividends—affiliated	110,468	612	259	—
Interest—unaffiliated	—	3	—	—
Tax reclaims	35,169	362	125	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	9,092	—
Total assets	7,910,307,967	45,347,317	19,697,066	8,979,311
LIABILITIES
Bank overdraft	2,335,080	—	—	—
Collateral on securities loaned, at value	111,159,717	1,413,775	—	—
Payables:
Investments purchased	2,956,288	85,097	116,346	55,225
Investment advisory fees	3,184,967	19,447	9,911	4,055
Unrealized depreciation on forward foreign currency exchange contracts	—	—	5,649	—
Total liabilities	119,636,052	1,518,319	131,906	59,280
Commitments and contingent liabilities
NET ASSETS	$7,790,671,915	$43,828,998	$19,565,160	$8,920,031
NET ASSETS CONSIST OF
Paid-in capital	$6,534,888,135	$37,338,883	$19,222,442	$6,952,370
Accumulated earnings	1,255,783,780	6,490,115	342,718	1,967,661
NET ASSETS	$7,790,671,915	$43,828,998	$19,565,160	$8,920,031
NET ASSET VALUE
Shares outstanding	208,400,000	1,360,000	760,000	225,000
Net asset value	$37.38	$32.23	$25.74	$39.64
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$6,448,744,839	$37,185,647	$19,113,077	$6,747,102
(b) Securities loaned, at value	$110,266,101	$1,391,994	$—	$—
(c) Investments, at cost—affiliated	$128,311,871	$1,573,756	$70,000	$—
(d) Foreign currency, at cost	$762,885	$12,247	$10,131	$—
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
October 31, 2025

	iShares U.S. Select Equity Active ETF	iShares Technology Opportunities Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$8,430,122	$34,041,080
Investments, at value—affiliated(c)	309,000	1,263,055
Cash	4,232	446
Foreign currency, at value(d)	—	928
Receivables:
Investments sold	6,260	—
Securities lending income—affiliated	22	1,043
Dividends—unaffiliated	1,245	4,642
Dividends—affiliated	73	1,752
Total assets	8,750,954	35,312,946
LIABILITIES
Collateral on securities loaned, at value	289,000	902,989
Payables:
Investment advisory fees	5,259	20,905
Due to custodian	—	23,445
Total liabilities	294,259	947,339
Commitments and contingent liabilities
NET ASSETS	$8,456,695	$34,365,607
NET ASSETS CONSIST OF
Paid-in capital	$7,775,339	$26,900,115
Accumulated earnings	681,356	7,465,492
NET ASSETS	$8,456,695	$34,365,607
NET ASSET VALUE
Shares outstanding	245,000	1,040,000
Net asset value	$34.52	$33.04
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$7,108,632	$26,220,556
(b) Securities loaned, at value	$281,300	$906,627
(c) Investments, at cost—affiliated	$309,000	$1,263,051
(d) Foreign currency, at cost	$—	$938
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended October 31, 2025

	iShares A.I. Innovation and Tech Active ETF	iShares Defense Industrials Active ETF(a)	iShares Infrastructure Active ETF(b)	iShares Large Cap Growth Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$5,791,686	$123,863	$111,688	$21,226 (c)
Dividends—affiliated	420,769	2,299	959	316
Interest—unaffiliated	14,227	106	51	81
Securities lending income—affiliated—net	318,326	3,165	—	118
Foreign taxes withheld	(281,543)	(4,439)	(3,888)	(377)
Total investment income	6,263,465	124,994	108,810	21,364
EXPENSES
Investment advisory	10,298,565	72,090	26,481	21,905
Commitment costs	6,189	—	—	12
Interest expense	5,281	—	—	—
Total expenses	10,310,035	72,090	26,481	21,917
Less:
Investment advisory fees waived	(1,977,866)	(49)	(20)	(6)
Total expenses after fees waived	8,332,169	72,041	26,461	21,911
Net investment income (loss)	(2,068,704)	52,953	82,349	(547)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(104,495,221)	(24,914)	(46,557)	(23,194)
Investments—affiliated	11,564	(19)	—	18
Forward foreign currency exchange contracts	—	—	(17,003)	—
Foreign currency transactions	(325,568)	13,546	(97)	84
In-kind redemptions—unaffiliated(d)	43,175,419	—	—	—
	(61,633,806)	(11,387)	(63,657)	(23,092)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,334,094,221	6,449,034	368,460	1,858,849
Investments—affiliated	3,799	33	—	(4)
Forward foreign currency exchange contracts	—	—	3,443	—
Foreign currency translations	(24,510)	(518)	(358)	—
	1,334,073,510	6,448,549	371,545	1,858,845
Net realized and unrealized gain	1,272,439,704	6,437,162	307,888	1,835,753
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,270,371,000	$6,490,115	$390,237	$1,835,206
(a) For the period from May 19, 2025 (commencement of operations) to October 31, 2025.
(b) For the period from July 29, 2025 (commencement of operations) to October 31, 2025.
(c) Includes $7,380 related to a special distribution from TransDigm Group Inc.
(d) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended October 31, 2025

	iShares U.S. Select Equity Active ETF	iShares Technology Opportunities Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$14,860	$64,982
Dividends—affiliated	367	9,600
Interest—unaffiliated	65	137
Securities lending income—affiliated—net	144	3,293
Foreign taxes withheld	(575)	(3,607)
Total investment income	14,861	74,405
EXPENSES
Investment advisory	29,611	103,604
Commitment costs	12	42
Total expenses	29,623	103,646
Less:
Investment advisory fees waived	(8)	(2,897)
Total expenses after fees waived	29,615	100,749
Net investment loss	(14,754)	(26,344)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(349,149)	(254,732)
Investments—affiliated	37	63
Forward foreign currency exchange contracts	—	27
Foreign currency transactions	—	(2,886)
In-kind redemptions—unaffiliated(a)	305,841	963,172
	(43,271)	705,644
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,600,795	8,493,559
Investments—affiliated	—	2
Foreign currency translations	—	(235)
	1,600,795	8,493,326
Net realized and unrealized gain	1,557,524	9,198,970
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,542,770	$9,172,626
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares A.I. Innovation and Tech Active ETF		iShares Defense Industrials Active ETF
	Six Months Ended 10/31/25 (unaudited)	Period From 10/21/24(a) to 04/30/25 04/30/25	Period From 05/19/25(a) to 10/31/25 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(2,068,704)	$(39,498)	$52,953
Net realized loss	(61,633,806)	(10,581,511)	(11,387)
Net change in unrealized appreciation (depreciation)	1,334,073,510	(3,645,702)	6,448,549
Net increase (decrease) in net assets resulting from operations	1,270,371,000	(14,266,711)	6,490,115
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(320,509)(c)	—	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,390,441,657	144,446,478	37,338,883
NET ASSETS
Total increase in net assets	7,660,492,148	130,179,767	43,828,998
Beginning of period	130,179,767	—	—
End of period	$7,790,671,915	$130,179,767	$43,828,998

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Infrastructure Active ETF	iShares Large Cap Growth Active ETF
	Period From 07/29/25(a) to 10/31/25 (unaudited)	Six Months Ended 10/31/25 (unaudited)	Period From 06/04/24(a) to 04/30/25 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$82,349	$(547)	$(7,900)
Net realized loss	(63,657)	(23,092)	(169,123)
Net change in unrealized appreciation (depreciation)	371,545	1,858,845	308,838
Net increase in net assets resulting from operations	390,237	1,835,206	131,815
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(47,519)(c)	(3,143)(c)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,222,442	731,958	6,224,195
NET ASSETS
Total increase in net assets	19,565,160	2,564,021	6,356,010
Beginning of period	—	6,356,010	—
End of period	$19,565,160	$8,920,031	$6,356,010

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares U.S. Select Equity Active ETF		iShares Technology Opportunities Active ETF
	Six Months Ended 10/31/25 (unaudited)	Period From 06/17/24(a) to 04/30/25 04/30/25	Six Months Ended 10/31/25 (unaudited)	Period From 10/21/24(a) to 04/30/25 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$(14,754)	$(25,350)	$(26,344)	$(29,661)
Net realized gain (loss)	(43,271)	(706,057)	705,644	(1,004,787)
Net change in unrealized appreciation (depreciation)	1,600,795	(279,305)	8,493,326	(672,941)
Net increase (decrease) in net assets resulting from operations	1,542,770	(1,010,712)	9,172,626	(1,707,389)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	—	(7,311)(c)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	160,222	7,764,415	5,821,615	21,086,066
NET ASSETS
Total increase in net assets	1,702,992	6,753,703	14,986,930	19,378,677
Beginning of period	6,753,703	—	19,378,677	—
End of period	$8,456,695	$6,753,703	$34,365,607	$19,378,677

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares A.I. Innovation and Tech Active ETF
	Six Months Ended 10/31/25 (unaudited)	Period From 10/21/24(a) to 04/30/25
Net asset value, beginning of period	$22.60	$25.01
Net investment loss(b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)(c)	14.80	(2.40)
Net increase (decrease) from investment operations	14.78	(2.41)
Distributions from net investment income(d)	(0.00)(e)(f)	—
Net asset value, end of period	$37.38	$22.60
Total Return(g)
Based on net asset value	65.43%(h)	(9.62)%(h)
Ratios to Average Net Assets(i)
Total expenses	0.68%(j)	0.68%(j)
Total expenses after fees waived	0.55%(j)	0.55%(j)
Net investment loss	(0.14)%(j)	(0.11)%(j)
Supplemental Data
Net assets, end of period (000)	$7,790,672	$130,180
Portfolio turnover rate(k)	42%	56%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Rounds to less than $0.01.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Defense Industrials Active ETF
Period From 05/19/25(a) to 10/31/25 (unaudited)
Net asset value, beginning of period	$25.18
Net investment income(b)	0.05
Net realized and unrealized gain(c)	7.00
Net increase from investment operations	7.05
Net asset value, end of period	$32.23
Total Return(d)
Based on net asset value	28.00%(e)
Ratios to Average Net Assets(f)
Total expenses	0.55%(g)
Total expenses after fees waived	0.55%(g)
Net investment income	0.40%(g)
Supplemental Data
Net assets, end of period (000)	$43,829
Portfolio turnover rate(h)	28%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Infrastructure Active ETF
Period From 07/29/25(a) to 10/31/25 (unaudited)
Net asset value, beginning of period	$25.08
Net investment income(b)	0.12
Net realized and unrealized gain(c)	0.61
Net increase from investment operations	0.73
Distributions from net investment income(d)	(0.07)(e)
Net asset value, end of period	$25.74
Total Return(f)
Based on net asset value	2.90%(g)
Ratios to Average Net Assets(h)
Total expenses	0.60%(i)
Total expenses after fees waived	0.60%(i)
Net investment income	1.87%(i)
Supplemental Data
Net assets, end of period (000)	$19,565
Portfolio turnover rate(j)	58%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Large Cap Growth Active ETF
	Six Months Ended 10/31/25 (unaudited)	Period From 06/04/24(a) to 04/30/25
Net asset value, beginning of period	$31.00	$30.00
Net investment loss(b)	(0.00)(c)(d)	(0.04)
Net realized and unrealized gain(e)	8.65	1.04
Net increase from investment operations	8.65	1.00
Distributions from net investment income(f)	(0.01)(g)	—
Net asset value, end of period	$39.64	$31.00
Total Return(h)
Based on net asset value	27.91%(i)	3.35%(i)
Ratios to Average Net Assets(j)
Total expenses	0.55%(k)	0.55%(k)
Total expenses after fees waived	0.55%(k)	0.55%(k)
Net investment loss	(0.01)%(k)	(0.14)%(k)
Supplemental Data
Net assets, end of period (000)	$8,920	$6,356
Portfolio turnover rate(l)	28%	27%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Includes a one-time special distribution from TransDigm Group Inc. Excluding such special distribution, the net investment income would have been $(0.04) per share and (0.20)% of average net assets.

(d) Rounds to less than $0.01.
(e) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(g) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(h) Where applicable, assumes the reinvestment of distributions.
(i) Not annualized.
(j) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k) Annualized.
(l) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Select Equity Active ETF
	Six Months Ended 10/31/25 (unaudited)	Period From 06/17/24(a) to 04/30/25
Net asset value, beginning of period	$28.14	$30.30
Net investment loss(b)	(0.06)	(0.08)
Net realized and unrealized gain (loss)(c)	6.44	(2.08)
Net increase (decrease) from investment operations	6.38	(2.16)
Net asset value, end of period	$34.52	$28.14
Total Return(d)
Based on net asset value	22.66%(e)	(7.13)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.75%(g)	0.75%(g)
Total expenses after fees waived	0.75%(g)	0.75%(g)
Net investment loss	(0.37)%(g)	(0.31)%(g)
Supplemental Data
Net assets, end of period (000)	$8,457	$6,754
Portfolio turnover rate(h)	52%	39%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Technology Opportunities Active ETF
	Six Months Ended 10/31/25 (unaudited)	Period From 10/21/24(a) to 04/30/25
Net asset value, beginning of period	$23.07	$25.10
Net investment loss(b)	(0.03)	(0.04)
Net realized and unrealized gain (loss)(c)	10.01	(1.99)
Net increase (decrease) from investment operations	9.98	(2.03)
Distributions from net investment income(d)	(0.01)(e)	—
Net asset value, end of period	$33.04	$23.07
Total Return(f)
Based on net asset value	43.28%(g)	(8.09)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.77%(i)	0.77%(i)
Total expenses after fees waived	0.75%(i)	0.75%(i)
Net investment loss	(0.20)%(i)	(0.34)%(i)
Supplemental Data
Net assets, end of period (000)	$34,366	$19,379
Portfolio turnover rate(j)	33%	32%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares A.I. Innovation and Tech Active ETF	A.I. Innovation and Tech Active	Non-diversified
iShares Defense Industrials Active ETF(a)	Defense Industrials Active	Non-diversified
iShares Infrastructure Active ETF(b)	Infrastructure Active	Non-diversified
iShares Large Cap Growth Active ETF	Large Cap Growth Active	Non-diversified
iShares U.S. Select Equity Active ETF(c)	U.S. Select Equity Active	Non-diversified
iShares Technology Opportunities Active ETF	Technology Opportunities Active	Non-diversified

(a)	The Fund commenced operations on May 19, 2025.
(b)	The Fund commenced operations on July 29, 2025.
(c)	Formerly known as the Long-Term U.S. Equity Active ETF.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA , the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
A.I. Innovation and Tech Active
BNP Paribas SA	$6,624,066	$(6,624,066)	$—	$—
BofA Securities, Inc.	8,886,774	(8,853,856)	—	32,918(b)
Citigroup Global Markets, Inc.	5,818,471	(5,818,471)	—	—
Goldman Sachs & Co.	23,569,305	(23,569,305)	—	—
HSBC Bank PLC	323,960	(323,960)	—	—
J.P. Morgan Securities LLC	8,576,461	(8,576,461)	—	—
Jefferies LLC	1,348,931	(1,341,828)	—	7,103(b)
UBS AG	46,107,333	(46,107,333)	—	—
Wells Fargo Bank N.A.	3,688,527	(3,577,568)	—	110,959(b)
Wells Fargo Securities LLC	5,322,273	(5,322,273)	—	—
	$110,266,101	$(110,115,121)	$—	$150,980
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Defense Industrials Active
BNP Paribas SA	$50,898	$(50,898)	$—	$—
BofA Securities, Inc.	57,805	(55,425)	—	2,380(b)
J.P. Morgan Securities LLC	738,785	(738,785)	—	—
Wells Fargo Securities LLC	544,506	(544,506)	—	—
	$1,391,994	$(1,389,614)	$—	$2,380
U.S. Select Equity Active
BNP Paribas SA	$281,300	$(281,300)	$—	$—
Technology Opportunities Active
BofA Securities, Inc.	$680,310	$(676,199)	$—	$4,111(b)
Citigroup Global Markets, Inc.	162,516	(162,516)	—	—
HSBC Bank PLC	50,494	(50,404)	—	90(b)
J.P. Morgan Securities LLC	13,307	(13,307)	—	—
	$906,627	$(902,426)	$—	$4,201

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of October 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
A.I. Innovation and Tech Active	0.68%
Defense Industrials Active	0.55
Infrastructure Active	0.60
Large Cap Growth Active	0.55
Technology Opportunities Active	0.77
For its investment advisory services to the iShares U.S. Select Equity Active ETF, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.75%
Over $1 billion, up to and including $3 billion	0.71
Over $3 billion, up to and including $5 billion	0.68
Over $5 billion, up to and including $10 billion	0.65
Over $10 billion	0.63
Expense Waivers: For the iShares A.I. Innovation and Tech Active ETF, BFA has contractually agreed to waive 0.13% of the management fee through June 30, 2027. For the iShares Technology Opportunities Active ETF, BFA has contractually agreed to waive 0.02% of the management fee through June 30, 2027. Each agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended October 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
A.I. Innovation and Tech Active	$1,968,843
Technology Opportunities Active	2,691
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended October 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
A.I. Innovation and Tech Active	$9,023
Defense Industrials Active	49
Infrastructure Active	20
Large Cap Growth Active	6
U.S. Select Equity Active	8
Technology Opportunities Active	206
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares U.S. Select Equity Active ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund (except Defense Industrials Active) retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.  Pursuant to the current securities lending agreement, Defense Industrials Active retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the current securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: (i) 84% for each Fund (except Defense Industrials Active, and 85% for Defense Industrials Active) of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the total of securities lending income plus the collateral investment fees.
To the extent applicable for a Fund, prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees) of such Fund; and the amount could never be less than 70% of the total of securities lending income plus the collateral investment fees

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
A.I. Innovation and Tech Active	$93,991
Defense Industrials Active	806
Large Cap Growth Active	48
U.S. Select Equity Active	61
Technology Opportunities Active	1,156
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	Other Securities
Fund Name	Purchases	Sales
A.I. Innovation and Tech Active	$1,667,371,860	$1,351,410,439
Defense Industrials Active	9,517,703	7,704,591
Infrastructure Active	8,913,868	8,622,689
Large Cap Growth Active	2,271,922	2,222,290
U.S. Select Equity Active	4,056,566	4,015,582
Technology Opportunities Active	8,990,579	8,574,922
For the six months ended October 31, 2025, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
A.I. Innovation and Tech Active	$6,223,840,663	$161,857,123
Defense Industrials Active	35,397,467	—
Infrastructure Active	18,869,621	—
Large Cap Growth Active	720,775	—
U.S. Select Equity Active	1,263,289	1,133,959
Technology Opportunities Active	8,985,717	3,354,187
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
A.I. Innovation and Tech Active	$(9,000,974)	$—
Large Cap Growth Active	(165,081)	(4,116)
U.S. Select Equity Active	(532,139)	(11,385)
Technology Opportunities Active	(933,031)	(21,564)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

(a)	Amounts available to offset future realized capital gains.
(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
A.I. Innovation and Tech Active	$6,578,691,284	$1,398,771,159	$(69,954,397)	$1,328,816,762
Defense Industrials Active	38,759,403	6,907,549	(458,482)	6,449,067
Infrastructure Active	19,183,077	648,585	(276,682)	371,903
Large Cap Growth Active	6,751,145	2,213,042	(49,402)	2,163,640
U.S. Select Equity Active	7,456,217	1,402,020	(119,115)	1,282,905
Technology Opportunities Active	27,555,894	7,963,842	(215,601)	7,748,241
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Fund Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.  The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2025, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 10/31/25		Year Ended 04/30/25
Fund Name	Shares	Amount	Shares	Amount
A.I. Innovation and Tech Active
Shares sold	208,440,000	$6,565,232,297	5,760,000	$144,446,478
Shares redeemed	(5,800,000)	(174,790,640)	—	—
	202,640,000	$6,390,441,657	5,760,000	$144,446,478

	Period Ended 10/31/25
Fund Name	Shares	Amount
Defense Industrials Active(a)
Shares sold	1,360,000	$37,338,883
Infrastructure Active(b)
Shares sold	760,002	$19,222,542
Shares redeemed	(2)	(100)
	760,000	$19,222,442

	Six Months Ended 10/31/25		Year Ended 04/30/25
Fund Name	Shares	Amount	Shares	Amount
Large Cap Growth Active
Shares sold	20,000	$731,958	205,000	$6,224,195
U.S. Select Equity Active(c)
Shares sold	40,000	$1,346,222	370,000	$11,063,241
Shares redeemed	(35,000)	(1,186,000)	(130,000)	(3,298,826)
	5,000	$160,222	240,000	$7,764,415
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 10/31/25		Year Ended 04/30/25
Fund Name	Shares	Amount	Shares	Amount
Technology Opportunities Active
Shares sold	320,000	$9,336,098	840,000	$21,086,066
Shares redeemed	(120,000)	(3,514,483)	—	—
	200,000	$5,821,615	840,000	$21,086,066

(a)	The Fund commenced operations on May 19, 2025.
(b)	The Fund commenced operations on July 29, 2025.
(c)	Formerly known as the Long-Term U.S. Equity Active ETF.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of October 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Shares
Defense Industrials Active	400,000
Infrastructure Active	400,000
Large Cap Growth Active	170,000
U.S. Select Equity Active	160,000
Technology Opportunities Active	400,000
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, PA 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Ropes & Gray LLP New York, NY 10036
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001
Additional Information

Disclosure of Investment Advisory Agreement
iShares Defense Industrials Active ETF
Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 22, 2025 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares Defense Industrials Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile, relative to the Fund’s Expense Peers.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 22, 2025 (the “Organizational Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to iShares Defense Industrials Active ETF (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Organizational Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement.  The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  At the Organizational Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund.  At the Organizational Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Organizational Meeting is included in this shareholder report. The factors considered by the Board at the Organizational Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Organizational Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
iShares Infrastructure Active ETF
Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on May 20-21, 2025 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares Infrastructure Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the estimated actual management fee rate and estimated total expense ratio would rank in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on May 20-21, 2025 (the “Organizational Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to iShares Infrastructure Active ETF (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Organizational Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement.  The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  At the Organizational Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund.  At the Organizational Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Organizational Meeting is included in this

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
shareholder report. The factors considered by the Board at the Organizational Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Organizational Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Disclosure of Investment Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on May 20-21, 2025 (the “Organizational Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock (Singapore) Limited (the “Sub-Advisor”) with respect to iShares Infrastructure Active ETF (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Organizational Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement.  The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  At the Organizational Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund.  At the Organizational Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Organizational Meeting is included in this shareholder report. The factors considered by the Board at the Organizational Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Organizational Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Board Review and Approval of Investment Advisory Contract

Disclosure of Investment Sub-Advisory Agreement
iShares Large Cap Growth Active ETF
iShares U.S. Select Equity Active ETF
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Large Cap Growth Active ETF (“Large Cap Growth Active ETF”) and iShares U.S. Select Equity Active ETF (“U.S. Select Equity Active ETF” and, together with Large Cap Growth Active ETF, the “Funds”), and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to U.S. Select Equity Active ETF (the “Sub-Advisory Agreement”). The Manager and the Sub-Advisor are referred to herein as “BlackRock”.  The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Sub-Advisory Agreement  (continued)
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund.  Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds.  In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to U.S. Select Equity Active ETF facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit U.S. Select Equity Active ETF and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting.  The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting.  In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
Disclosure of Investment Sub-Advisory Agreement

Disclosure of Investment Sub-Advisory Agreement  (continued)
The Board noted that for the since-inception period reported, Large Cap Growth Active ETF ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the since-inception period reported, U.S. Select Equity Active ETF ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Large Cap Growth Active ETF’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that U.S. Select Equity Active ETF’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the supplemental peer group. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, ETF servicing and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Sub-Advisory Agreement  (continued)
The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund ; and (ii) the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to U.S. Select Equity Active ETF, each for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Sub-Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares

2025 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: December 22, 2025